UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09973

Excelsior Venture Investors III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Robert F. Aufenanger

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

EXCELSIOR

VENTURE INVESTORS III, LLC

SEMI-ANNUAL REPORT

April 30, 2004

LETTER TO MEMBERS

To Our Members of Excelsior Venture Investors III, LLC:

Enclosed, please find the semi-annual report for Excelsior Venture Investors III, LLC through April 30, 2004.

We thank you again for your support and are committed to creating value for you as an investor over the life of the Fund.

Best Regards,

Douglas A. Lindgren

President and Chief Executive Officer

Excelsior Venture Investors III, LLC

Portfolio of Investments (Unaudited)

April 30, 2004

Units			Value (Note 1)
INVESTMENT PARTNERSHIP — 99.66%
187,409	Excelsior Venture Partners III, LLC (Cost $93,704,499)		$76,302,947

Principal Amount
AGENCY OBLIGATIONS — 0.39%
$300,000	Federal Home Loan Bank Discount Notes, 0.92%, 05/04/04 (Cost $299,977)		299,977

TOTAL INVESTMENTS (Cost $94,004,476)		100.05%	76,602,924
OTHER ASSETS & LIABILITIES (NET)		(0.05)	(39,232)

NET ASSETS		100.00%	$76,563,692

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

ASSETS:
Investments (Cost $94,004,476) (Note 1)	$76,602,924
Cash	68,046
Other assets	45

Total Assets	76,671,015
LIABILITIES:
Administration fees payable (Note 2)	70,387
Professional fees payable	21,862
Board of Managers’ fees payable (Note 2)	5,478
Management fees payable (Note 2)	64
Other payables	9,532

Total Liabilities	107,323

NET ASSETS	$76,563,692

NET ASSETS CONSIST OF:
Paid-in capital	$90,841,210
Unrealized depreciation on investments	(14,277,518)

Total Net Assets	$76,563,692

Units of Membership Interest Outstanding (no par value, 400,000 authorized)	189,809

NET ASSET VALUE PER UNIT	$403.37

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Statement of Operations

For the six months ended April 30, 2004 (Unaudited)

NET INVESTMENT (LOSS) ALLOCATED FROM PORTFOLIO (Note 1):
Interest income	$152,609
Dividend income	1,490
Expenses	(906,826)

Net investment (loss) allocated from Portfolio	(752,727)

FUND INVESTMENT INCOME:
Interest income	1,601

Total Fund investment income	1,601

FUND EXPENSES:
Administration fees (Note 2)	64,970
Professional fees	13,446
Printing fees	7,000
Board of Managers’ fees (Note 2)	5,478
Management fees (Note 2)	142
Miscellaneous expenses	2,725

Total Fund expenses	93,761

NET INVESTMENT (LOSS)	(844,887)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO (Note 1):
Net realized gain on investments	—
Net change in unrealized (depreciation) on investments	(684,592)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO	(684,592)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,529,479)

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Statements of Changes in Net Assets

	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003
OPERATIONS:
Net investment (loss)	$(844,887)	$(1,485,753)
Net realized gain on investments	—	25
Net change in unrealized (depreciation) on investments	(684,592)	(8,862,306)

Net (decrease) in net assets resulting from operations	(1,529,479)	(10,348,034)

Net (Decrease) in Net Assets	(1,529,479)	(10,348,034)

NET ASSETS:
Beginning of period	78,093,171	88,441,205
End of period	$76,563,692	$78,093,171

Excelsior Venture Investors III, LLC

Statement of Cash Flows

For the six months ended April 30, 2004 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Decrease) in Net Assets Resulting from Operations	$(1,529,479)
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities:
Net investment loss allocated from Excelsior Venture Partners III, LLC	752,727
Net realized and unrealized loss on investments allocated from Excelsior Venture Partners III, LLC	684,592
Net decrease in short term investments	74,983
Decrease in Board of Managers’ fees payable	(5,522)
Decrease in management fees payable	(25)
Increase in other expenses payable	34,461

Net cash provided by operating activities	11,737

Net increase in cash	11,737
Cash at beginning of period	56,309

Cash at end of period	$68,046

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Financial Highlights — Selected Per Unit Data and Ratios

	Six Months Ended April 30, 2004 (Unaudited)(4)		Year Ended October 31, 2003(4)	Year Ended October 31, 2002(4)		April 6, 2001 (Commencement of Operations) to October 31, 2001
Per Unit Operating Performance:(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$411.43		$465.95	$492.50		$500.00
Deduction of offering costs from contributions	—		—	—		(1.39)
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)	(4.45)		(7.83)	(5.59)		(0.64)
Net realized and unrealized (loss) on investment transactions	(3.61)		(46.69)	(20.96)		(3.96)

Total from investment operations	(8.06)		(54.52)	(26.55)		(4.60)

DISTRIBUTIONS:
In Excess of Investment Income	—		—	—		(1.51)

Total Distributions	—		—	—		(1.51)

NET ASSET VALUE, END OF PERIOD	$403.37		$411.43	$465.95		$492.50

TOTAL NET ASSET VALUE RETURN(6)	(1.96	)%(3)	(11.70)%	(5.39)%		(0.92	)%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$76,564		$78,093	$88,441		$93,481
Ratios to Average Net Assets:
Gross Expenses	2.59	%(2)	2.46%	2.62%		0.47	%(2)
Net Expenses	2.59	%(2)	2.46%	2.38	%(5)	0.47	%(2)
Net Investment Loss	(2.19	)%(2)	(1.81)%	(1.16)%		(0.13	)%(2)
Portfolio Turnover Rate	0.00%		0.00%	0.00%		0.00%

(1)	Selected data for a membership interest outstanding throughout each period.
(2)	Annualized.
(3)	Not annualized.
(4)	Implementation of new accounting provisions resulted in changes in the methodology of the calculations. See Note 1E for further discussion.
(5)	Net of expense reversals.
(6)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Fund during the period and assumes dividends and distributions, if any, were reinvested. The Fund’s units were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

EXCELSIOR VENTURE INVESTORS III, LLC

NOTES TO FINANCIAL STATEMENTS

April 30, 2004

(Unaudited)

Note 1 — Significant Accounting Policies

Excelsior Venture Investors III, (the “Fund”) is a non-diversified, closed end management investment company which has registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. The Fund sold 189,809 units via a public offering which closed on May 11, 2001.

The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the “Portfolio”), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company or “BDC” under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

Costs incurred in connection with the initial offering of units of the Fund during the period ended October 31, 2001 totaled $263,899. Each member’s pro rata share of these costs was deducted from his, her or its initial capital contribution.

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The performance of the Fund is directly affected by the performance of the Portfolio, and the accounting policies of the Portfolio (such as valuation of investments of the Portfolio) will affect the Fund. The financial statements of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The financial information for the Fund as of April 30, 2004 and for the six-month period then ended is unaudited, but includes all adjustments (consisting only of normal recurring accruals) which, in the opinion of management, are necessary in order to make the financial statements not misleading at such date and for the period. Operating results for the six months ended April 30, 2004 are not necessarily indicative of the results that may be expected for the entire year.

A.  Investment Valuation:

The valuation of the Fund’s assets is dependent on the valuation of the Portfolio’s investment securities. Because the Fund invests its assets in interests of the Portfolio, the Fund’s net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio’s assets and liabilities). As of April 30, 2004, the value of the Fund’s investment in the

Portfolio was $76,302,947 and represented an ownership of 63.48% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers’ view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price may be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a “going concern” basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the “private market” or “appraisal” methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon factors affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

The Fund’s interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro rata to its members. However, the Portfolio expects to make periodic pro rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro rata to the members of the Fund.

B.  Security transactions and investment income:

The Fund records its proportional share of the Portfolio’s income, expenses and net realized and unrealized gain (or loss).

The net unrealized gain or loss on investments which is included in the “Net Assets Consist of” section in the statement of assets and liabilities reflects the Fund’s allocated share of the Portfolio’s unrealized gain (loss) on investments and the unrealized gain (loss) of the Fund’s other investments. However, the total unrealized gain (loss) on the Fund’s investment in the Portfolio includes cumulative allocated net investment loss and net realized gain of ($3,124,545) and $510, respectively, which are included in the Fund’s Paid-in Capital.

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Fund interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Fund dividend income is recorded on the ex-dividend date. The Fund accrues its own expenses and bears all of the costs of its operations.

C.  Distributions:

The Fund will distribute all cash that the Fund’s Investment Adviser does not expect to use in the operation of the Fund. Due to the nature of the Portfolio’s investments, investors should not expect distributions of cash or property during the first several years of the Fund’s operations.

D.  Income Taxes:

Currently, under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, “Audits of Investment Companies”, the Fund reclassified $(3,799,901) and $510 from accumulated net investment loss and accumulated net realized gain, respectively, to Paid-in Capital. This reclassification was to reflect, as an adjustment to Paid-in Capital, the amounts of taxable income or loss that have been allocated to the members and had no effect on net assets.

The cost of the Fund’s investment in the Portfolio for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 by the Portfolio. As of April 30, 2004, the Fund has not received information to determine the tax cost of the Portfolio as of April 30, 2004. Accordingly the Fund is not able to determine its unrealized gain or loss on investments on a tax basis.

E.  Other:

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide “Audits of Investment Companies” (the “Guide”). The Fund adopted the provisions of the Guide as required on November 1, 2001. As a result of requirements in the Guide, the Statement of Operations reflects separately the Fund’s allocations of income, operating expenses, realized gains and change in unrealized depreciation on investments as allocated from the Portfolio. Although the changes required by the Guide have no impact on net assets, net asset value or total net asset value return, the components of per share operating performance and the ratios of expenses to average net assets and net investment loss to average net assets in the Financial Highlights would have been different had the requirements of the Guide not been implemented. As directed in the Guide, the financial highlights for the period ended October 31, 2001 have not been retroactively adjusted to conform to the Guide’s new requirements.

Note 2 — Investment Advisory Fee and Related Party Transactions

Prior to June 1, 2003, U.S. Trust Company served as Investment Adviser to both the Fund and the Portfolio pursuant to separate Investment Advisory Agreements (the “Agreements”) with the Fund and the Portfolio. United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. served as Investment Sub-Advisers to the Portfolio pursuant to Investment Sub-Advisory Agreements with the Investment Adviser and the Portfolio. U.S. Trust Company, N.A. served as Investment Sub-Adviser to the Fund pursuant to an Investment Sub-Advisory Agreement with the Investment Adviser and the Fund. U.S. Trust NY is a New York state-chartered bank and trust company and a member of the Federal Reserve System.

Effective June 1, 2003, U.S. Trust Company merged into U.S. Trust Company, N.A., a nationally chartered bank. Pursuant to an assumption agreement dated June 1, 2003, U.S. Trust Company, N.A. assumed the duties and obligations of U.S. Trust Company under the Agreements. As a result, U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, now serves as Investment Adviser to both the Fund and the Portfolio. U.S. Trust NY, acting through its registered investment advisory division, U.S. Trust — New York Asset Management Division, serves as Investment Sub-Adviser to the Portfolio. The merger had no impact on the management or operations of the investment advisory functions performed for the Fund or the Portfolio, and did not constitute a change in control. U.S. Trust NY and U.S. Trust Company, N.A. are each a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A. is responsible for investing assets not invested in the Portfolio. In return for its services and expenses which U.S. Trust Company, N.A. assumed under the Investment Advisory Agreement, the Fund pays U.S. Trust Company, N.A. an advisory fee equal to an annual rate equal of 0.1% of the Fund’s average quarterly net assets that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro rata share of the management fee expense paid by the Portfolio via distributions from the Portfolio. Through the fifth anniversary of the Portfolio’s final subscription closing date, the Portfolio will pay U.S. Trust Company, N.A. a management fee at an annual rate equal to 2.00% of the Portfolio’s average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. Pursuant to the Investment Sub-Advisory Agreements, U.S. Trust Company, N.A. pays investment management fees to U.S. Trust NY for services provided to the Portfolio. As of April 30, 2004, $64 was payable to the Investment Adviser by the Fund.

In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio’s Direct Investments. The Incentive Carried Interest is an amount equal to 20% of the cumulative realized capital gains on all Direct Investments, determined net of cumulative realized capital losses and current net unrealized depreciation on all of the Portfolio’s investments and cumulative net expenses of the Portfolio. Direct Investments means the Portfolio’s investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year. As of April 30, 2004, there was no Incentive Carried Interest earned by the Investment Adviser.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. (“PFPC”), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund’s custodian. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. In order to eliminate members from paying duplicative expenses, assets of the Fund which are invested in the Portfolio are excluded from the Fund’s asset based fee.

Charles Schwab & Co., Inc. (the “Distributor”), the principal subsidiary of Schwab, serves as the Fund’s distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees exceeding 6.5% of the gross proceeds received by the Fund from its offering.

Each member of the Board of Managers receives $750 annually and $500 per Fund meeting and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund. The Board of Managers of the Fund consists of the same persons as the Board of Managers of the Portfolio.

Note 3 — Investments in Excelsior Venture Partners III, LLC

As of April 30, 2004, the Fund’s interest in the following companies through direct investment and its investment in the Portfolio represented 5% or more of the total net assets:

Portfolio Investments	Fair Value	Percentage of Fund’s Net Assets
Agency Obligations
Federal Home Loan Bank Discount Note, 0.92%, 5/04/04	$28,547,872	37.3%

Note 4 — Pending Litigation

The Investment Adviser has been contacted by the Office of the New York State Attorney General and the Securities and Exchange Commission in connection with the investigation of practices in the mutual fund industry. The Investment Adviser has also been named in certain class actions which allege that the Investment Adviser allowed certain parties to engage in illegal and improper trading practices which have caused injury to certain investors in mutual funds and a derivative action alleging common law breach of fiduciary duty toward certain mutual funds by various parties including the Investment Adviser.

Based upon currently available information, the Investment Adviser believes that the pending class actions and investigation are not likely to materially affect its ability to provide investment management services to the Fund.

Note 5 — Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Note 6 — Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies is available without charge, upon request, by calling 800-647-6972 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

EXCELSIOR

VENTURE PARTNERS III, LLC

SEMI-ANNUAL REPORT

April 30, 2004

Excelsior Venture Partners III, LLC

Portfolio of Investments

April 30, 2004 (Unaudited)

Principal Amount/ Shares		Acquisition Date ##	Value (Note 1)
AGENCY OBLIGATIONS — 37.02%
$44,500,000	Federal Home Loan Bank Discount Notes 0.92%, 05/04/04 (Cost $44,496,588)		$44,496,588

PRIVATE COMPANIES **, #, @ — 58.91%
Common Stocks — 0.00%
Capital Equipment — 0.00%
157,396	MIDAS Vision Systems, Inc.	03/03	—

Life Sciences — 0.00%
46,860	Genoptix, Inc.	07/03	—

Semiconductor — 0.00%
708,955	Monterey Design Systems, Inc.	06/03	—

	TOTAL COMMON STOCKS (Cost $8,749,999)		—

Preferred Stocks — 56.58%
Capital Equipment — 0.00%
933,593	MIDAS Vision Systems, Inc., Series A-1	03/03	—

Consumer Electronics — 3.33%
1,523,810	Gyration, Inc., Series C-2	03/03	4,000,000

Consumer Products — 1.25%
517,260	Senomyx, Inc., Series E	11/01	1,500,000

Enterprise Software — 8.91%
19,995,000	***Datanautics, Inc., Series A	01/04	4,000,000
5,914,488	LogicLibrary, Inc., Series A	01/02 & 08/03	2,704,226
20,000,000	***Pilot Software Inc., Series A	05/02 & 04/03	4,000,000

			10,704,226

Information Services — 0.00%
4,425	Cenquest, Inc., Series 2	07/01	—

Life Sciences — 6.43%
647,948	Adeza Biomedical Corporation, Series 5	09/01	3,000,000
2,419,355	Ancile Pharmaceuticals, Inc., Series D	11/01	—
1,999,999	Archemix Corporation, Series A	08/02, 01/03, 11/03	1,999,999
233,333	Archemix Corporation, Series B	03/04	233,333
942,481	Genoptix, Inc., Series B-1	12/01	1,253,500
1,403,696	Genoptix, Inc., Series B-2	07/03, 09/03, 12/03	1,250,000

			7,736,832

Medical Technology — 4.16%
4,166,667	Tensys Medical, Inc., Series C	03/02	5,000,000

Optical — 8.12%
4,330,504	LightConnect, Inc., Series B	07/01	948,562
12,292,441	LightConnect, Inc., Series C	12/02	992,000
956,234	NanoOpto Corporation, Series A-1	10/01 & 3/02	—

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Portfolio of Investments

April 30, 2004 (Unaudited) (continued)

Principal Amount/Shares		Acquisition Date ##	Value (Note 1)
PRIVATE COMPANIES **, #, @ — (continued)
Common Stocks — (continued)
Optical — (continued)
2,233,180	NanoOpto Corporation, Series B	09/03, 11/03, 01/04	$1,318,959
5,333,333	OpVista, Inc., Series B	07/01	1,500,000
12,671,059	OpVista, Inc., Series C	09/03	5,000,000

			9,759,521

Semiconductor — 19.68%
7,000,000	Chips & Systems, Inc., Series A	03/04	3,500,000
3,333,333	Monterey Design Systems, Inc., Series 2	06/03	5,400,000
1,538,461	NetLogic Microsystems, Inc., Series D	08/01	5,000,000
2,211,898	Silverback Systems, Inc., Series B-1	02/02	450,051
34,364,257	Silverback Systems, Inc., Series C	03/03, 09/03, 04/04	4,298,896
3,096,551	Virtual Silicon Technology, Inc., Series C	12/01	5,000,000

			23,648,947

Wireless — 4.70%
3,766,666	Ethertronics, Inc., Series B	06/01, 09/02, 07/03	5,650,000

	TOTAL PREFERRED STOCKS (Cost $78,824,803)		67,999,526

Notes — 2.33%
Consumer Electronics — 2.33%
$2,797,200	Gyration, Inc., Bridge Note 12%, 8/2/2004	12/03	2,797,200

Life Sciences — 0.00%
$600,000	Ancile Pharmaceuticals, Inc., Bridge Note 6%, 2/22/2003	10/02	—
$250,000	Ancile Pharmaceuticals, Inc., Bridge Note 6%, 5/10/2003	01/03	—

			—

	TOTAL NOTES (Cost $3,647,200)		2,797,200

Warrants — 0.00%
Consumer Electronics — 0.00%
1	Gyration, Inc.	12/03	2,800

Life Sciences — 0.00%
2	Ancile Pharmaceuticals, Inc.	10/02 & 01/03	—
Wireless — 0.00%
115,000	Ethertronics, Inc.	09/02	—
100,000	Ethertronics, Inc.	07/03	—
66,667	Ethertronics, Inc.	08/03	—

			—
	TOTAL WARRANTS (Cost $2,800)		2,800

	TOTAL — PRIVATE COMPANIES (Cost $91,224,802)		70,799,526

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Portfolio of Investments

April 30, 2004 (Unaudited) (continued)

Shares/ Percent Owned		Acquisition Date ##	Value (Note 1)
PRIVATE INVESTMENT FUNDS **, # — 3.76%
0.39%	Advanced Technology Ventures VII, L.P.	08/01-04/04	$709,531
1.21%	Burrill Life Sciences Capital Fund	12/02-03/04	546,287
1.35%	CHL Medical Partners II, L.P.	01/02-02/04	564,425
4.94%	CMEA Ventures VI, L.P.	12/03-04/04	115,965
0.36%	Morgenthaler Partners VII, L.P.	07/01-04/04	1,020,587
0.59%	Prospect Venture Partners II, L.P.	06/01-04/04	1,055,523
2.36%	Tallwood II, L.P.	12/02-10/03	324,192
1.75%	Valhalla Partners, L.P.	10/03-03/04	186,905

	TOTAL — PRIVATE INVESTMENT FUNDS (Cost $5,470,420)		4,523,415

INVESTMENT COMPANIES — 0.43%
519,599	Dreyfus Government Cash Management Fund Institutional Shares (Cost $519,599)		519,599

TOTAL INVESTMENTS (Cost $141,711,409)		100.12%	120,339,128
OTHER ASSETS & LIABILITIES (NET)		(0.12)	(145,365)

NET ASSETS		100.00%	$120,193,763

**	Restricted as to public resale. Acquired between June 1, 2001 and April 30, 2004. Total cost of restricted securities at April 30, 2004 aggregated $96,695,222. Total value of restricted securities owned at April 30, 2004 was $75,322,941 or 62.67% of net assets.
#	Non-income producing securities.
##	Required disclosure for restricted securities only.
@	At April 30, 2004, the Company owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate as defined by the Investment Company Act of 1940. Total value of affiliated securities owned at April 30, 2004 was $62,799,526.
***	At April 30, 2004, the Company owned 25% or more of the company’s outstanding voting shares or a controlling interest thereby making the company a controlled affiliate as defined by the Investment Company Act of 1940. Total value of controlled affiliated securities owned at April 30, 2004 was $8,000,000.

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statements of Assets and Liabilities

April 30, 2004 (Unaudited)

ASSETS:
Investments in Unaffiliated Issuers, at value (Cost $50,486,607)	$49,539,602
Investments in Controlled Affiliated Issuers, at value (Cost $8,000,000)	8,000,000
Investments in Non Controlled Affiliated Issuers, at value (Cost $83,224,802)	62,799,526

Total Investments, at value (Cost $141,711,409) (Note 1)	120,339,128
Cash	579,657
Interest receivable	380
Other receivables	1,945
Prepaid insurance	43,721

Total Assets	120,964,831
LIABILITIES:
Management fees payable (Note 2)	591,117
Administration fees payable (Note 2)	74,171
Professional fees payable	56,492
Board of Managers’ fees payable (Note 2)	29,877
Other payables	19,411

Total Liabilities	771,068

NET ASSETS	$120,193,763

NET ASSETS consist of:
Paid-in capital	$141,566,044
Unrealized (depreciation) on investments	(21,372,281)

Total Net Assets	$120,193,763

Units of Membership Interest Outstanding (Unlimited number of no par value units authorized)	295,210

NET ASSET VALUE PER UNIT	$407.15

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statement of Operations

For the six months ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest income from unaffiliated investments	$233,663
Interest income from affiliated investments	6,729
Dividend income	2,347

Total Income	242,739

EXPENSES:
Management fees (Note 2)	1,200,959
Professional fees	69,634
Administration fees (Note 2)	69,463
Insurance expense	39,677
Board of Managers’ fees (Note 2)	29,877
Custodian fees	10,870
Miscellaneous fees	7,967

Total Expenses	1,428,447

NET INVESTMENT (LOSS)	(1,185,708)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: (Note 1)
Net realized gain on investments	—
Net change in unrealized (depreciation) on investments	(1,078,382)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS	(1,078,382)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,264,090)

Excelsior Venture Partners III, LLC

Statements of Changes in Net Assets

	Six Months Ended April 30, 2004 (Unaudited)	Year Ended October 31, 2003
OPERATIONS:
Net investment (loss)	$(1,185,708)	$(2,077,138)
Net realized gain on investments	—	44
Net change in unrealized (depreciation) on investments	(1,078,382)	(13,960,068)

Net (decrease) in net assets resulting from operations	(2,264,090)	(16,037,162)

Net (decrease) in net assets	(2,264,090)	(16,037,162)
NET ASSETS:
Beginning of period	122,457,853	138,495,015

End of period	$120,193,763	$122,457,853

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statement of Cash Flows

For the six months ended April 30, 2004 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Decrease) in Net Assets Resulting from Operations	$(2,264,090)
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash used for operating activities:
Net change in unrealized depreciation on investments	1,078,382
Purchase of investments	(10,494,037)
Proceeds received from private investment funds	79,022
Change in short-term investments	8,497,818
Decrease in interest receivable	27
Increase in prepaid insurance	(40,729)
Decrease in management fees payable	(26,205)
Decrease in Board of Managers’ fees payable	(30,123)
Increase in other expenses payable	41,438

Net cash used for operating activities	(3,158,497)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	—

Net decrease in cash	(3,158,497)
Cash at beginning of period	3,738,154

Cash at end of period	$579,657

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Financial Highlights — Selected Per Unit Data and Ratios

	Six Months Ended April 30, 2004 (Unaudited)		Year Ended October 31, 2003	Year Ended October 31, 2002		April 5, 2001 (Commencement of Operations) to October 31, 2001
Per Unit Operating Performance:(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$414.82		$469.14	$495.99		$500.00
Deduction of offering costs from contributions	—		—	—		(4.97)
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(4.02)		(7.04)	(5.62)		2.81
Net realized and unrealized (loss) on investment transactions	(3.65)		(47.28)	(21.23)		(0.20)

Total from investment operations	(7.67)		(54.32)	(26.85)		2.61

DISTRIBUTIONS:
Net investment income	—		—	—		(1.65)

Total Distributions	—		—	—		(1.65)

NET ASSET VALUE, END OF PERIOD	$407.15		$414.82	$469.14		$495.99

TOTAL NET ASSET VALUE RETURN(5)	(1.85	)%(3)	(11.58)%	(5.41)%		0.52	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, End of Period (000’s)	$120,194		$122,458	$138,495		$146,421
Ratios to Average Net Assets:
Gross Expenses	2.36	%(2)	2.27%	2.43%		1.35	%(2)
Net Expenses	2.36	%(2)	2.27%	2.36	%(4)	1.32	%(2)
Net Investment Income (Loss)	(1.96	)%(2)	(1.61)%	(1.15)%		0.58	%(2)
Portfolio Turnover Rate	0.11	%(3)	0.00%	0.00%		0.00%

(1)	Selected data for a unit of membership interest outstanding through each period.
(2)	Annualized.
(3)	Not annualized.
(4)	Net of organization expense reversal.
(5)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period and assumes dividends and distributions, if any, were reinvested. The Company’s units were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.

Notes to Financial Statements are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC

NOTES TO FINANCIAL STATEMENTS

April 30, 2004

(Unaudited)

Note 1 — Significant Accounting Policies

Excelsior Venture Partners III, LLC (the “Company”) is a non-diversified, closed-end management investment company which has elected to be treated as a business development company or “BDC” under the Investment Company Act of 1940, as amended, and, in connection with its initial offering of units, registered said offering of units under the Securities Act of 1933, as amended (the “Securities Act”). BDCs are a special type of investment company, as defined and regulated by the Investment Company Act, which focus primarily on investing in the privately issued securities of eligible portfolio companies, as defined by the Investment Company Act. The Company was established as a Delaware limited liability company on February 18, 2000. The Company commenced operations on April 5, 2001. The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members as soon as is practicable.

As a BDC, the Company must be primarily engaged in the business of furnishing capital and making available managerial assistance to companies that generally do not have ready access to capital through conventional financial channels. The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies and, to a lesser extent, domestic and international private funds, negotiated private investments in public companies and international direct investments that the Investment Adviser believes offer significant long-term capital appreciation potential. Venture capital and private investment companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered.

The following is a summary of the Company’s significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. Certain amounts in the prior period financial statements have been reclassified to conform to the current period’s financial statements.

A.  Investment Valuation:

The Company values portfolio securities quarterly and at such other times as, in the Board of Managers’ view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser (as defined below) or a committee of the Board of Managers or both under the supervision of the Board of Managers pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less from the date of purchase are valued at amortized cost.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a “going concern” basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the “private market” or “appraisal” methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the investee company such as earnings, net worth, reliable private sale prices of the investee company’s securities, the market prices for similar securities of comparable companies, an assessment of the investee company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

The valuation of the Company’s Private Investment Funds is based upon its pro-rata share of the value of the net assets of the Private Investment Fund as determined by such Private Investment Fund, in accordance with its partnership agreement, constitutional or other documents governing such valuation, on the valuation date. If such valuation with respect to the Company’s investments in Private Investment Funds is not available by reason of timing or other event on the valuation date, or are deemed to be unreliable by the Investment Adviser, the Investment Adviser, under supervision of the Board of Managers, shall determine such value based on its judgment of fair value on the appropriate date, less applicable charges, if any.

At April 30, 2004, market quotations were not readily available for securities valued at $75,322,941 or 62.67% of net assets. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Two of the Company’s private company investments, Senomyx, Inc and NetLogic Microsystems, Inc. have each filed S-1 registration statements, on March 29, 2004 and April 16, 2004, respectively, with the Securities and Exchange Commission for an initial public offering of their common stock. These investments represent $6,500,000 of the $75,322,941 at April 30, 2004. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

B.  Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on fixed income investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

C.  Income taxes:

Under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Company will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Company items of income, gain, loss, deduction and expense.

In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, “Audits of Investment Companies”, the Company reclassified cumulative amounts of $(4,578,145) and $7,407 from accumulated net investment loss and accumulated net realized gain, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to paid-in capital, the amounts of taxable income or loss that have been allocated to the members and had no effect on net assets.

The cost of the Private Investment Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Investment Funds. As of April 30, 2004, the Company had not received information to determine the tax cost of the Private Investment Funds as of April 30, 2004. The cost basis for federal tax purposes of the Company’s other investments at April 30, 2004 was $136,240,989, and those investments had net depreciation on a tax basis at April 30, 2004 of $20,425,276, consisting of gross appreciation of $6,224,396 and gross depreciation of $26,649,672.

D.  Dividends to members:

The Company will distribute all cash that the Investment Adviser does not expect to use in the operation of the Company. Due to the nature of the Company’s investments, investors should not expect distributions of cash or property during the first several years of the Company’s operations.

Note 2 — Investment Advisory Fee, Administration Fee and Related Party Transactions

Prior to June 1, 2003, and pursuant to an Investment Advisory Agreement (the “Agreement”), U.S. Trust Company served as the Investment Adviser to the Company pursuant to an Investment Advisory Agreement with the Company. Pursuant to sub-advisory agreements among the Company, U.S. Trust Company, United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A., U.S. Trust NY and U.S. Trust Company, N.A. served as the Investment Sub-Advisers to the Company and received an investment management fee from the Investment Adviser. U.S. Trust NY is a New York state-chartered bank and trust company and a member of the Federal Reserve System.

Effective June 1, 2003, U.S. Trust Company merged into U.S. Trust Company, N.A., a nationally chartered bank. Pursuant to an assumption agreement dated June 1, 2003, U.S. Trust Company, N.A. assumed the duties and obligations of U.S. Trust Company under the Agreement. As a result, U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, now serves as Investment Adviser to the Company with U.S. Trust NY, acting through its registered investment advisory division, U.S. Trust — New York Asset Management Division, serving as Investment Sub-Adviser. The merger had no impact on the management or operations of the investment advisory functions performed for the Company, and did not constitute a change in control. U.S. Trust NY and U.S. Trust Company, N.A. are each a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

Under the Agreement for the services provided, the Investment Adviser is entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s average quarterly net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. As of April 30, 2004, $591,117 was payable to the Investment Adviser.

In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the Company’s cumulative realized capital gains on Direct Investments, net of cumulative realized capital losses and current net unrealized capital depreciation on all of the Company’s investments and cumulative net expenses of the Company. Direct Investments means Company investments in domestic and foreign companies in which the equity is closely held by company founders, management, and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year. As of April 30, 2004, there was no Incentive Carried interest earned by the Investment Adviser.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains PFPC Inc. (“PFPC”), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Company’s custodian. In consideration for its services, the Company (i) pays PFPC a variable fee between 0.105% and 0.07%, based on average quarterly net assets, payable monthly, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $15,000 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

Charles Schwab & Co., Inc. (the “Distributor”), the principal subsidiary of Schwab, serves as the Company’s distributor for the offering of units. The Investment Adviser paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. The Investment Adviser or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Company by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Company from the offering.

Each member of the Board of Managers receives $7,000 annually, $2,000 per meeting attended and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Company receives any compensation from the Company.

As of April 30, 2004, Excelsior Venture Investors III, LLC had an investment in the Company of $76,302,947. This represents an ownership interest of 63.48% in the Company.

Note 3 — Purchases and Sales of Securities

Excluding short-term investments, the Company had $10,494,037 of purchases and $79,022 of sales (all of which was distributions received from Private Investment Funds), respectively for the six month period ended April 30, 2004.

Note 4 — Commitments

As of April 30, 2004, the Company had outstanding investment commitments totaling $17,508,273.

Note 5 — Transactions with Affiliated Portfolio Companies

An affiliated company is a company in which the Company has ownership of at least 5% of the voting securities. The Company did not receive dividend income from affiliated companies during the six months ended April 30, 2004. Transactions with companies which are or were affiliates were as follows:

			For the Six Months Ended April 30, 2004
Name of Investment	Shares/ Principal Amount Held at October 31, 2003	October 31, 2003 Value	Purchases/ Conversion Acquisitions	Sale/ Conversion Proceeds	Interest Received	Realized Gain (Loss)	Shares/ Principal Amount Held at April 30, 2004	Cumulative Value (Note 1)
Controlled Affiliates
Pilot Software Inc., Series A Preferred	20,000,000	$4,000,000	$—	$—	$—	$—	20,000,000	$4,000,000
Datanautics, Inc., Series A Preferred	—	—	4,000,000	—	—		19,995,000	4,000,000
Datanautics, Inc., Promissory Note 3.00%	4,000,000	4,000,000	—	(4,000,000)	—	—	—

Total Controlled Affiliates		$8,000,000	$4,000,000	$4,000,000	—	—		$8,000,000
Non Controlled Affiliates
Adeza Biomedical Corp., Series 5 Preferred	647,948	$3,000,000	$—	$—	$—	$—	647,948	$3,000,000
Ancile Pharmaceuticals, Inc., Series D Preferred	2,419,355	—	—	—	—	—	2,419,355	—
Ancile Pharmaceuticals, Inc., Bridge Notes 6%	850,000	—	—	—	—	—	$850,000	—
Ancile Pharmaceuticals, Inc., Warrants	2	—	—	—	—	—	2	—
Archemix Corporation, Series A Preferred	1,314,285	1,314,285	685,714	—	—	—	1,999,999	1,999,999
Archemix Corporation, Series B Preferred	—	—	233,333	—	—	—	233,333	233,333
Cenqest, Inc., Series 2	4,425	—	—	—	—	—	4,425	—
Chips & Systems, Inc., Series A Preferred	—	—	3,500,000	—	—	—	7,000,000	3,500,000
Ethertronics Inc., Series B Preferred	3,766,666	5,650,000	—	—	—	—	3,766,666	5,650,000
Ethertronics Inc., Warrant	281,667	—	—	—	—	—	281,667	—
Genoptix, Inc., Series B-1 Preferred	942,481	1,253,500	—	—	—	—	942,481	1,253,500
Genoptix, Inc., Series B-2 Preferred	826,823	734,851	515,148	—	—	—	1,403,696	1,250,000
Genoptix, Inc., Common Stock	46,860	—	—	—	—	—	46,860	—

			For the Six Months Ended April 30, 2004
Name of Investment	Shares/ Principal Amount Held at October 31, 2003	October 31, 2003 Value	Purchases/ Conversion Acquisitions	Sale/ Conversion Proceeds	Interest Received	Realized Gain (Loss)	Shares/ Principal Amount Held at April 30, 2004	Cumulative Value (Note 1)
Gyration, Inc., Series C-2 Preferred	1,523,810	$4,000,000	$—	$—	$—	$—	1,523,810	$4,000,000
Gyration, Inc. Bridge Note 12%, 8/2/2004	—	—	2,797,200	—	6,658	—	$2,797,200	2,797,200
Gyration, Inc., Warrant	—	—	2,800	—	—	—	1	2,800
LightConnect, Inc., Series B Preferred	4,330,504	948,562	—	—	—	—	4,330,504	948,562
LightConnect, Inc., Series C Preferred	12,292,441	992,000	—	—	—	—	12,292,441	992,000
LogicLibrary, Inc., Series A Preferred	5,914,488	2,704,226	—	—	—	—	5,914,488	2,704,226
MIDAS Vision Systems, Inc., Series A-1 Preferred	933,593	—	—	—	—	—	933,593	—
MIDAS Vision Systems, Inc., Common Stock	157,396	—	—	—	—	—	157,396	—
Monterey Design Systems, Inc., Common Stock	708,955	—	—	—	—	—	708,955	—
Monterey Design Systems Inc., Series 2 Preferred	3,333,333	5,400,000	—	—	—	—	3,333,333	5,400,000
NanoOpto Corp., Series A-1 Preferred	956,234	604,259	—	—	—	—	956,234	—
NanoOpto Corp., Series B Preferred	558,295	888,244	712,496	—	—	—	2,233,180	1,318,959
NetLogic Microsystems, Inc., Series D Preferred	1,538,461	5,000,000	—	—	—	—	1,538,461	5,000,000
OpVista, Inc., Series B Preferred	5,333,333	1,500,000	—	—	—	—	5,333,333	1,500,000
OpVista, Inc., Series C Preferred	12,671,059	5,000,000	—	—	71	—	12,671,059	5,000,000
Senomyx, Inc., Series E Preferred	517,260	1,500,000	—	—	—	—	517,260	1,500,000
Silverback Systems, Inc., Series B-1 Preferred	2.211,898	450,051	—	—	—	—	2,211,898	450,051
Silverback Systems, Inc., Series C Preferred	30,927,835	3,965,564	333,333	—	—	—	34,364,257	4,298,896
Tensys Medical, Inc., Series C Preferred	4,166,667	5,000,000	—	—	—	—	4,166,667	5,000,000
Virtual Silicon Technology, Inc., Series C Preferred	3,096,551	5,000,000	—	—	—	—	3,096,551	5,000,000

Total Non Controlled Affiliates		$54,905,542	$8,780,024	—	$6,729	—		$62,799,526

Note 6 — Pending Litigation

The Investment Adviser has been contacted by the Office of the New York State Attorney General and the Securities and Exchange Commission in connection with the investigation of practices in the mutual fund industry. The Investment Adviser has also been named in certain class actions which allege that the Investment Adviser allowed certain parties to engage in illegal and improper trading practices which have caused injury to certain investors in mutual funds and a derivative action alleging common law breach of fiduciary duty toward certain mutual funds by various parties including the Investment Adviser.

Based upon currently available information, the Investment Adviser believes that the pending class actions and investigation are not likely to materially affect its ability to provide investment management services to the Company.

Note 7 — Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

Not yet applicable to the registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 9.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last submitted a response to this item.

Item 10.	Controls and Procedures

(a)	It is the conclusion of the persons that perform similar functions as registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures have been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	Code of Ethics EX-99.CODE ETH. Not applicable for filing of semi-annual reports .

(a)(2)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

(b)	Certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Exhibit 99.906. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Investors III, LLC

By (Signature and Title)	/s/ Douglas A. Lindgren
Douglas A. Lindgren Chief Executive Officer (principal executive officer)

Date: July 5, 2004

By (Signature and Title)	/s/ Robert F. Aufenanger
Robert F. Aufenanger Treasurer (principal financial officer)

Date: July 5, 2004